Document and Entity Information	Sep. 22, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001809519
Document Type	8-K
Document Period End Date	Sep. 22, 2022
Entity Registrant Name	GoodRx Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39549
Entity Tax Identification Number	47-5104396
Entity Address, Address Line One	2701 Olympic Boulevard
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	(855)
Local Phone Number	268-2822
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	GDRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false